SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

a.	The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP"), applied on a consistent basis, as follows:

b.	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets and their subsequent impairment analysis, revenue recognition, tax assets and tax positions, legal contingencies, research and development capitalization, contingent consideration related to acquisitions, classification of leases, determining the fair value of redeemable non-controlling interests and stock-based compensation costs. Actual results could differ from those estimates.

c.	Financial statements in United States dollars

The currency of the primary economic environment in which the operations of Formula and certain of its subsidiaries are conducted is the U.S. dollar (the "dollar"); thus, the dollar is the functional currency of Formula and certain subsidiaries.

Formula's and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with the Financial Accounting Standards Board ("FASB) Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency is not the dollar, all balance sheet amounts have been translated using the exchange rates in effect at each balance sheet date. Statement of income amounts have been translated using the average exchange rate prevailing during each year. Such translation adjustments are reported as a component of other comprehensive income (loss) in equity.

d.	Principles of consolidation

The consolidated financial statements include the accounts of Formula as well as those of its subsidiaries in which it has controlling interests. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the parents’ ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

A change in the parents’ ownership interest in a subsidiary that causes a loss of control results in a deconsolidation of the subsidiary. Gain or loss is recognized upon the deconsolidation of a subsidiary, as the difference between (1) the sum of the fair value of any consideration received, the fair value of any retained non-controlling investment in the former subsidiary at the date the subsidiary is deconsolidated, and the carrying amount of any non-controlling interest in the former subsidiary (including any accumulated other comprehensive income attributable to the non-controlling interest) at the date the subsidiary is deconsolidated, and (2) the carrying amount of the former subsidiary's assets and liabilities.

A change in the company’s ownership interest in non-controlling investment that causes a gain of control results in a consolidation of the subsidiary. Gain or loss is recognized upon the consolidation of an subsidiary, as the difference between (1) the sum of the fair value of any consideration delivered, the fair value of the former non-controlling investment at the date the subsidiary is consolidated, and the carrying amount of any non-controlling interest in the subsidiary (including any accumulated other comprehensive income attributable to the non-controlling interest) at the date the subsidiary is consolidated, and (2) the carrying amount of the subsidiary's assets and liabilities.

Non-controlling interests of subsidiaries represent the non-controlling share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Redeemable non-controlling interests are classified as mezzanine, separate from permanent equity, on the consolidated balance sheets and measured at each reporting period at the higher of their redemption amount or the Non-controlling interest book value, in accordance with the requirements of ASC 810 "Consolidation" and ASC 480-10-S99-3A, "Distinguishing Liabilities from Equity".

The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2014	$23,529
Net income attributable to redeemable non-controlling interests	154
Foreign currency translation adjustments	(1,496)
Net change in fair value	(3,863)
Cash paid in conjunction with liabilities related to acquisitions of activities	(5,364)
Change due to loss of control in subsidiary	(2,806)
Consolidation of redeemable non-controlling interests	159

December 31, 2014	$10,313

e.	Cash and cash equivalents

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired. Cash and cash equivalent includes amounts held primarily in New-Israeli Shekel, U.S. dollars, Euro and British Pound.

f.	Short-term and restricted deposits

Short-term deposits include deposits with original maturities of more than three months and less than one year. Such deposits are presented at cost (including accrued interest) which approximates their fair value. Restricted deposits include deposits used to secure certain subsidiaries’ ongoing projects and credit lines from banks as well as, security deposits with respect to leases. On December 31, 2014, the Company maintained a balance of $ 484 of restricted deposits that represents security deposits with respect to lease agreements and credit lines from banks in one of our subsidiaries. Restricted deposits are classified on the Company’s consolidated balance sheets as other receivables

g.	Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC 320, "Investments - Debt and Equity Securities." Management determines the appropriate classification of its investments in marketable debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt and equity securities are classified as available-for-sale or as trading and reported at fair value. Unrealized gains and losses from marketable securities classified as "available for sale" are comprised of the difference between fair value and the amortized cost of such securities and are excluded from earnings and are reported as a component in equity under "accumulated other comprehensive income (loss)." Realized gains and losses on sales of investments, as determined on a specific identification basis, are included in financial income, net, together with accretion (amortization) of discount (premium), and interest or dividends.

The Company recognizes an impairment charge when a decline in the fair value of an investment that falls below the cost basis is determined to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in “net gain on sale of marketable securities previously impaired” in the statements of income and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income. During 2014 and 2013 the Company did not recognize an impairment charge as the decline in fair value of its investment in marketable securities is not judged to be other-than-temporary.

During 2012 the Company recorded $ 700 of other-than-temporary impairment on equity marketable securities. See further details in Note 4.

Unrealized gains and losses from marketable securities classified as "trading" are reported in the consolidated statements of income.

h.	Inventories

Inventories are mainly comprised of purchased merchandise and products which consist of educational software kits, computers, peripheral equipment and spare parts. Inventories are valued at the lower of cost or market value. Cost is determined on the "first in - first out" basis. The Group periodically evaluates the condition and age of inventories and makes provisions for impairment of slow moving inventories accordingly. No such impairments have been recognized in any period presented.

i.	Investments in affiliates

Affiliates are companies in which the Group has significant influence over the financial and operating policies without having control and that are not subsidiaries. The Group's investment therein is accounted for in the consolidated financial statements of the Group using the equity method.

Under the equity method, the investment in the affiliate is presented at cost with the addition of post-acquisition changes in the Group's share of net assets, including other comprehensive income of the affiliate. Profits and losses resulting from transactions between the Group and the affiliate are eliminated to the extent of the interest in the affiliate. The equity method is applied until the loss of significant influence or classification as an asset held-for-sale.

Management evaluates investments in equity investees, for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances. Accordingly, in determining whether other-than-temporary declines exist, management evaluates various indicators for other-than-temporary declines and evaluates financial information (e.g. Share price in the market, budgets, business plans, financial statements, etc.).

As of December 31, 2014, the carrying amount of the investment in Magic exceeded its market value. In order to demonstrate that other-than-temporary impairment of the investee has not occurred, the company considered the financial condition and near-term prospects of Magic as well as the Company's intent and ability to retain its investment for a period of time sufficient to allow for any anticipated recovery in market value. In addition the Company used the Income Approach, which utilizes a discounted cash flow model, to determine the fair value of Magic, based on which Magic's fair value exceeded its carrying amount by 12%, therefore, during 2014, no impairment loss was recognized. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. With respect to the assumptions used, management believes that reasonably possible changes in the key assumptions would not change the Company's conclusion.

The financial statements of the Company and of the affiliate are prepared as of the same dates and periods. The accounting policies applied in the financial statements of the affiliate are uniform and consistent with the policies applied in the financial statements of the Company.

Losses of an affiliate in amounts which exceed its equity are recognized by the Group to the extent of its investment in the affiliate plus any losses that the Group may incur as a result of a guarantee or other financial support provided in respect of the affiliate. For this purpose, the investment includes long-term receivables (such as loans granted) for which settlement is neither planned nor likely to occur in the foreseeable future.

j.	Property, plant and equipment, net

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	7-33 (mainly 33%)
Office furniture and equipment	6-20
Motor vehicles	14-15
Buildings	2-4
Leasehold improvements	Over the shorter of the lease term or useful economic life

k.	Research and development costs

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged to expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Costs of Software to be Sold, Leased or Marketed". Based on the Group’s product development process, technological feasibility is established upon completion of a detailed program design or working model.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software costs are amortized on a product by product basis by the straight-line method over the estimated useful life of the software product (between 3-7 years). The Group assesses the recoverability of its intangible assets on a regular basis by determining whether the amortization of the asset over its remaining economical useful life can be recovered through undiscounted future operating cash flows from the specific software product sold. During the years ended December 31, 2012, 2013 and 2014, no unrecoverable amounts were identified.

During the years ended December 31 2012, 2013 and 2014, capitalized software development costs of consolidated subsidiaries aggregated to approximately $ 8,433, $9,606 and $ 703, respectively, and amortized capitalized software development costs of consolidated subsidiaries aggregated to $ 8,100, $ 8,495 and $ 139, respectively.

l.	Other intangible assets

Other intangible assets are comprised mainly of customer-related intangible assets, backlogs, brand names, capitalized courses development costs and acquired technology and Patent, and are amortized over their economic useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. The useful life of intangible assets is as follows

Years

Customer relationship and acquired technology	3-15
Capitalized courses development costs	5-6
Brand names	5
Other intangibles	2-10
Patent	10

m.	Impairment of long-lived assets and intangible assets subject to amortization

The Group's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

During each of the years ended December 31, 2012, 2013 and 2014, no impairment was identified.

n.	Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangibles-Goodwill and Other," goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value (the two-step impairment test).

In September 2011, the FASB issued ASU 2011-08 which amends the provisions for testing goodwill for impairment. Under the new provisions, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

As of December 31, 2014, and following Sapiens deconsolidation on November 19, 2013 until December 23, 2014, Magic deconsolidation on March 5, 2014 and Insync consolidation on April 1, 2014, the Company operated through 9 reporting units. As of December 31, 2013, the Company operated through 6 reporting units.

The Company performed an annual impairment tests as of December 31, of each of 2012, 2013 and 2014 and did not identify any impairment losses for any of the Company’s reporting units.

Sapiens operates in four reporting units. For testing the reporting units in Sapiens in 2012, the Company adopted the provisions of ASU 2011-08, for the annual impairment. This analysis, conducted on December 31, 2012 determined that there are no indicators of impairment existed, because: (1) the Sapiens market capitalization was consistently substantially in excess of its book value, (2) the reporting unit’s overall financial performance has been stable or improving, and (3) forecasts of operating income and cash flows generated by the Company’s reporting units appear sufficient to support the book values of the net assets of each reporting unit

In 2013, Sapiens was accounted for under the equity method –see Note 2(i). In 2014, since the company consolidated Sapiens on December 23, 2014, no impairment test was required.

Magic operates in two reporting units. The Company adopted the provisions of ASU 2011-08 for Magic's reporting units, for its annual impairment test in 2012 and 2013. This analysis determined that no indicators of impairment existed primarily because (1) Magic's market capitalization was consistently substantially in excess of its book value, (2) the reporting units’ overall financial performance has been stable or improving, and (3) forecasts of operating income and cash flows generated by the reporting units' appear sufficient to support the book values of the net assets of each reporting unit.

As of December 31, 2014, Magic was accounted for under the equity method –see Note 2(i).

Matrix – In 2012, 2013 and 2014, the Company performed step one of the quantitative impairment test for each of Matrix's reporting units. The Company compared the fair value of the reporting units to the carrying value of net assets allocated to each of the reporting units. Since the fair value of each of the reporting units exceed the carrying value of the net assets allocated, to each of the reporting units, no further testing was required and no goodwill impairment was recorded.

o.	Business combinations

The Company accounts for business combinations under ASC 805, "Business Combinations." ASC 805 requires recognition of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. As required by ASC 820, "Fair Value Measurements and disclosures" the Company applies assumptions that marketplace participants would consider in determining the fair value of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings.

p.	Variable interest entities

ASC 810, "Consolidation" provides a framework for identifying Variable Interest Entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary requires judgment and involves the use of significant estimates and assumptions. Those include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Effective as of January 1, 2010, the Company applies updated guidance for the consolidation of VIEs. This guidance provides for a qualitative approach, based on which an enterprise has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. Determination as to whether an enterprise should consolidate a VIE is required to be performed continuously, due to changes to existing relationships or future transactions that may affect that determination.

One of Magic’s U.S. based consulting and staffing services business which was acquired by one of Magic’s wholly owned subsidiaries on January 17, 2010 is considered to be a VIE. Magic is the primary beneficiary of the VIE, as a result of the fact that it holds the power to direct the activities of the acquired business, which significantly impacts its economic performance, and has the right to receive benefits accruing from the acquired business.

q.	Severance pay

Formula's and its Israeli subsidiaries' obligations for severance pay with respect to their Israeli employees (for the period for which the employees were not included under Section 14 of Israel's Severance Pay Law, 1963 (the "Severance Pay Law")) is calculated pursuant to the Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and are presented on an undiscounted basis (referred to as the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The obligation for all of its Israeli employees is covered in part by managers' insurance policies, for which Formula and its Israeli subsidiaries make monthly deposits with insurance policies and pension funds ("the plan assets"). Plan assets comprise of assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Group's own creditors and cannot be returned directly to the Group. The Plan assets include profits (losses) accumulated up to the balance sheet date. The Plan assets may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or employment agreements. The value of the Plan assets is based on the cash-surrendered value of these policies and is recorded as an asset on the Company's consolidated balance sheets.

Formula's and its Israeli subsidiaries' defined with certain of their Israeli employees contribution plans pursuant to Section 14 of the Severance Pay Law., under which they pay fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods. Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee's services. Deposits under Section 14 are not recorded as an asset on the Company's balance sheet.

Total expenses in respect of severance pay for the years 2012, 2013 and 2014 were $ 3,264, $ 3,862 and $ 2,093, respectively.

r.	Revenue Recognition

The Group derives its revenues primarily from the sale of information technology (or “IT”) services which also include sale of: non-proprietary software products, including maintenance, integration and infrastructure, staffing, training and deployment. In addition, the Group generates revenues from licensing the rights to use its proprietary software, provision of related IT professional services (which may or may not be considered essential to the functionality of the software license), related maintenance and technical support, as well as implementation and post-implementation consulting services.

Revenues from IT services are generally recognized in accordance with ASC 605, "Revenue Recognition" and Staff Accounting Bulletin No. 104, "Revenue Recognition in Financial Statements" when IT service is provided and the following criteria are met: persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. The Group generally considers all arrangements with payment terms extending beyond minimum six or maximum twelve months from the delivery of the elements not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer, provided that all other revenue recognition criteria have been met

Revenues from the sale of products are recognized after all the significant risks and rewards of ownership of the products have been transferred to the buyer, the Group does not retain any continuing management involvement that is associated with ownership and does not retain the effective control of the sold products, the amount of revenues can be measured reliably, it is probable that the economic benefits associated with the transaction will flow to the Group and the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Revenues derived from the sale of hardware products and infrastructure solutions are recognized after all the significant risks and rewards of ownership of the products have been transferred to the buyer, the Group does not retain any continuing management involvement that is associated with ownership and does not retain the effective control of the sold products, the amount of revenues can be measured reliably, it is probable that the economic benefits associated with the transaction will flow to the Group and the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Revenues derived from licensing the rights to use software are recognized in accordance with ASC 985-605 "Software Revenue Recognition" when persuasive evidence of an arrangement exists, delivery has occurred, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable.

Maintenance and support includes annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered.

Maintenance and support revenue included in multiple element arrangements is deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

As required by ASC 985-605, the Group allocates revenues to the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for the undelivered elements of the support and maintenance agreements. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and recognized as revenue.

Revenues from professional services provided on an hourly basis which are not deemed essential to the functionality of the licenses are recognized as the services are rendered. Revenues from time-and-materials contracts for which the Group is reimbursed for labor hours at fixed hourly billing rates are recognized as revenues as the services are provided.

Certain of the software license sales may also include significant implementation and customization services with respect to such sales which are deemed essential to the functionality of the license. In addition, the Group also provides consulting services that are not deemed essential to the functionality of the license, as well as outsourcing IT services.

With respect to revenues that involve significant implementation and customization services to customer specific requirements and which are considered essential to the functionality of the product offered (for example when the Group sells software licenses as part of an overall solution offered to a customer that combines the sale of software licenses which includes significant implementation that is considered essential to the functionality of the license) whether generated by fixed-price or time-and-materials contracts the Company accounts for revenues for the services together with the software under contract, using the percentage-of-completion method in accordance with ASC 605-35, "Construction-Type and Production-Type Contracts". The percentage-of-completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion. This type of revenues is included in the Company’s Proprietary software products and related services and software services revenue streams.

Estimates of total project requirements are based on prior experience of customization, delivery and acceptance of the same or similar technology, and are reviewed and updated regularly by management. After delivery, if uncertainty exists about customer acceptance of the software, license revenue is not recognized until acceptance. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract. As of each of December 31, 2013 and 2014, no estimated losses were identified.

Revenue from third-party sales is recorded at a gross or net amount according to certain indicators. The application of these indicators for gross and net reporting of revenue depends on the relative facts and circumstances of each sale and requires significant judgment.

The Group generally does not grant a right of return to its customers. When a right of return exists, revenue is deferred until the right of return expires, at which time revenue is recognized, provided that all other revenue recognition criteria are met. Deferred revenue includes unearned amounts received under maintenance and support contracts and amounts received from customers but not yet recognized as revenues.

s.	Advertising costs

Expenditures incurred on advertising, marketing or promotional activities, such as production of catalogues and promotional pamphlets, are recognized as an expense when the Group has the right of access to the advertising goods or when the Group receives those services. Advertising costs amounting to $ 2,645, $ 2,387 and $ 2,027 were recorded in the years 2012, 2013 and 2014, respectively.

t.	Income taxes

Formula and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes." This codification prescribes the use of the "liability" method, whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Formula and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. Deferred tax assets and liabilities are classified as current or non-current according to the expected reversal dates.

Formula and its subsidiaries utilize a two-step approach for recognizing and measuring uncertain tax positions accounted for in accordance with an amendment of ASC 740 "Income Taxes." Under the first step Formula and its subsidiaries evaluate a tax position taken or expected to be taken in a tax return by determining whether the weight of available evidence indicates that it is more likely than not that, based on its technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authorities. The Company accrued interest and penalties related to unrecognized tax benefits in its provisions for income taxes.

u.	Basic and diluted net earnings per share

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

v.	Treasury shares

In prior years, Formula repurchased its ordinary shares and holds them as treasury shares. These shares are presented as a reduction of equity, at their cost.

w.	Concentration of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, restricted cash, trade receivables, marketable securities and foreign currency derivative contracts. The majority of the Group's cash and cash equivalents, bank deposits and marketable securities are invested with major banks in Israel, the United States and Europe. Such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that these financial instruments are held in financial institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's marketable securities include investments in commercial and government bonds and foreign banks. The Company's marketable securities are considered to be highly liquid and have a high credit standing. In addition, management limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations. And considered its portfolios in foreign banks to be well-diversified (also refer to Note 4).

The Group's trade receivables are generally derived from sales to large organizations located mainly in Israel, North America, Europe and Asia Pacific. The Group performs ongoing credit evaluations of its customers and to date has not experienced any material losses. In certain circumstances, Formula, its subsidiaries and its affiliates may require letters of credit, other collateral or additional guarantees. From time to time, the Group sells certain of its accounts receivable to financial institutions, within the normal course of business.

The Group maintains an allowance for doubtful accounts receivable based upon management's experience and estimate of collectability of each outstanding invoice. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection. The bad debt expense for the years ended December 31, 2012, 2013 and 2014 was $ 1,014, $ 1,926 and $ 1,119 respectively. The risk of collection associated with accounts receivable is mitigated by the diversity and number of customers.

The Company transfers financial assets from time to time by factoring of accounts receivable and credit card vouchers to a financial institution. ASC 860, "Transfers and Servicing," establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. Certain underlying conditions must be met for the transfer of financial assets to qualify for accounting as a sale. All sales of receivable were closed during the years and as so there are no outstanding sales of receivables as of December 31, 2012, 2013 and 2014.

The agreements pursuant to which the Company sells its trade receivables are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the legal reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

The Company enters from time to time into foreign exchange forward and option contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows. These derivative instruments are designed to offset a portion of the Company's non-dollar currency exposure (see Note 2y below).

x.	Stock-based compensation

The Group accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock Compensation." which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of income. The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures.

Formula, Magic, Sapiens and Insync measure and recognize compensation expense for share-based awards based on estimated fair values on the date of grant using the Binomial option-pricing model ("the Binomial model"). Matrix uses the Black-Scholes option-pricing model to measure the fair values of the awards at the date of grant. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

Stock based compensation expenses recorded on the subsidiaries' level are presented in non-controlling interests.

The fair value for Formula's subsidiaries' share options granted to employees and directors was estimated using the following weighted-average assumptions:

Magic (the Binomial model):

	Year ended December 31,
	2013	2014

Dividend yield	0%	0%
Expected volatility	32%-59%	32% - 59%
Risk-free interest rate(1)	0.1%-2.6%	0.1%-2.6%
Expected forfeiture (employees)	-	-
Expected forfeiture (executives)	-	-
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple(2) (employees)	2	-
Suboptimal exercise multiple(2) (executives)	2	2

1)	The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options.

2)
The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. This factor is estimated based on employees' historical option exercise behavior.

Sapiens (the Binomial model):

	Year ended December 31,
	2012	2013	2014

Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	1.5-2	1.5-2	1.5-2
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	60%	54.29%	48.94%
Risk-free interest rate	0.2%-1.0%	0.95%-2.1%	1.82-1.85%

The risk-free interest rate assumption is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term as of the Sapiens’ employee stock options. Since dividend payment is applied to reduce the exercise price of the option, the effect of the dividend protection is reflected by using an expected dividend assumption of zero. The expected life of options granted is derived from the output of the option valuation model and represents the period of time the options are expected to be outstanding. The expected exercise factor is based on industry acceptable rates since no actual historical behavior by option holders exists. Expected volatility is based on the historical volatility of the Sapiens share price.

Matrix (Black-Scholes option-pricing model):

There were no grants by Matrix during 2012, 2013 and 2014.
 Insync (the Binomial model):

There were no grants by Insync during 2014.

Formula (the Binomial model):

For grants to Formula's employees - see Note 11.

y.	Derivatives instruments

A material portion of the Group's revenues, expenses and earnings is exposed to changes in foreign exchange rates. Depending on market conditions, foreign exchange risk is also managed through the use of derivative financial instruments. These financial instruments serve to protect net income against the impact of the translation into U.S. dollars of certain foreign exchange-denominated transactions.

The derivative instruments primarily hedge or offset exposures to Euro, Japanese Yen and New Israeli Shekel ("NIS") exchange rate fluctuations.

ASC 815, "Derivatives and Hedging," requires companies to recognize all of their derivative instruments as either assets or liabilities in their balance sheet at fair value. Derivative instruments that are designated and qualify as hedges of forecasted transactions (i.e., cash flow hedges) are carried at fair value with the effective portion of a derivative's gain or loss recorded in other comprehensive income and subsequently recognized in earnings in the same period or periods in which the hedged forecasted transaction affects earnings. For derivative instruments that are not designated and qualified as hedging instruments, the gains or losses on the derivative instruments are recognized in current earnings during the period of the change in fair values.

The derivative instruments used by Formula and its subsidiaries are designed to reduce the market risk associated with the exposure of its underlying transactions to fluctuations in currency exchange rates.

Magic has instituted a foreign currency cash flow hedging program, in order to hedge against the risk of overall changes in future cash flows. From time to time, Magic hedges portions of its forecasted expenses denominated in NIS with currency forward contracts and put and call options. These forward and option contracts are designated as cash flow hedges. Matrix's and Sapiens' transactions, however, did not qualify as hedging instruments under ASC 815, and as such resulted in recognition of gains or losses related to the transactions in current earnings during the period.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

Magic’s notional principal of foreign exchange contracts to purchase NIS with U.S. dollars was $ 0 and $ 1,736 as of December 31, 2013 and 2014, respectively.

At December 31, 2013 and 2014, the Company did not have any cash flow hedges.

In 2013 and 2012 the ineffective net gain (loss) and amounts related to derivatives not classified as hedging recognized in the statements income were $ 139 and $ 245, respectively.

z.	Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220 "Comprehensive Income." This codification establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to gain and loss on foreign currency translation adjustments, unrealized gain and loss on derivatives instruments designated as a hedge, and unrealized gain and loss on available-for-sale marketable securities.

aa.	Fair value measurement

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Significant other observable inputs based on market data obtained from sources independent of the reporting entity; and

Level 3 -	Unobservable inputs which are supported by little or no market activity (for example, cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy. Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, foreign currency forward contracts and contingent consideration of acquisitions (see Note 5).

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The carrying amounts reported in the balance sheet for cash and cash equivalents, short term bank deposits, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

ab.	Capital lease

The Group has accounted for its assets which are under a capital lease arrangement in accordance with ASC 840 "Leases.". In order to determine whether to classify a lease as a capital lease or an operating lease, the Group evaluates whether the lease transfers substantially all the risks and benefits incidental to ownership of the leased asset. In this respect, the Group evaluates such criteria as the existence of a bargain purchase option, the lease term in relation to the economic life of the asset and the present value of the minimum lease payments in relation to the fair value of the asset. Accordingly, assets under a capital lease are stated as assets of the Group on the basis of ordinary purchase prices (without the financing component), and depreciated according to the usual depreciation rates applicable to such assets. The lease payments payable in forthcoming years, net of the interest component included in them, are included in liabilities. The interest in respect of such amounts is accrued on a current basis and is charged to earnings.

ac.	Recently issued accounting pronouncements

In August 2014, the Financial Accounting Standards Board (“FASB”) issued amended guidance related to disclosure of uncertainties about an entity’s ability to continue as a going concern. The new guidance requires management to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and, as necessary, to provide related footnote disclosures. The guidance has an effective date of December 31, 2016.

In May 2014, Financial Accounting Standards Board ("FASB") issued ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)", a comprehensive new revenue recognition standard that will supersede existing revenue guidance under US GAAP and IFRS ("ASU 2014-09"). ASU 2014-09's core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASU 2014-09 is effective for annual periods beginning after December 15, 2016, including interim periods within that period. Early adoption is not permitted under US GAAP. The Company is currently evaluating the method of adoption, as well as the effect that adoption of this ASU will have on its consolidated financial statements.

In April 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-08 (ASU 2014-08) “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. The new guidance limits the presentation of discontinued operations to business circumstances when the disposal of the business operation represents a strategic shift that has had or will have a major effect on operations and financial results. This guidance is effective for fiscal years beginning January 1, 2015. The company believes that the adoption of this new standard will not materially impact its consolidated financial statements.